LONG-TERM INVESTMENTS (Details) Rp / shares in Units, $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2024 IDR (Rp) Rp / shares	Dec. 31, 2024 USD ($)	Dec. 31, 2023 IDR (Rp) Rp / shares	Dec. 31, 2022 IDR (Rp)	Dec. 31, 2024 USD ($)
LONG-TERM INVESTMENTS
Financial assets	Rp 56,409		Rp 49,824
Investments in associates accounted for using equity method	110		109
Total long-term investments	8,335		8,162		$ 518
Foreign exchange impact	Rp 188	$ 12	Rp (748)	Rp (6,438)
Telkomsel
LONG-TERM INVESTMENTS
Price per share | Rp / shares	Rp 70		Rp 86
Foreign exchange impact	Rp 380		Rp 119
Long-term investment in financial instruments
LONG-TERM INVESTMENTS
Financial assets	8,225		8,053
FVTPL | Long-term investment in financial instruments
LONG-TERM INVESTMENTS
Financial assets	8,174		8,028
FVTOCI | Long-term investment in financial instruments
LONG-TERM INVESTMENTS
Financial assets	51		25
PT Jalin Pembayaran Nusantara ("Jalin")
LONG-TERM INVESTMENTS
Investment accounted for using equity method	110		105
Others
LONG-TERM INVESTMENTS
Investment accounted for using equity method			4
Cumulative unrecognized share of losses	323		328	Rp 346
Equity | Long-term investment in financial instruments
LONG-TERM INVESTMENTS
Foreign exchange impact	483		514
Equity | FVTPL | Long-term investment in financial instruments
LONG-TERM INVESTMENTS
Financial assets	7,797		7,537
Additional investments	100		338
Equity | FVTOCI | Long-term investment in financial instruments
LONG-TERM INVESTMENTS
Financial assets	27		25
Convertible bonds | FVTPL | Long-term investment in financial instruments
LONG-TERM INVESTMENTS
Financial assets	377		Rp 491
Convertible bonds | FVTOCI | Long-term investment in financial instruments
LONG-TERM INVESTMENTS
Financial assets	Rp 24